UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Municipal Income Fund

July 31, 2015

1.804870.111
HIM-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.7%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	600,000	597,192
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,125,520

TOTAL ALABAMA		1,722,712

Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$1,000,000	$1,117,310
5.25% 10/1/20 (FSA Insured)	1,600,000	1,843,600
5.25% 10/1/21 (FSA Insured)	850,000	979,047
5.25% 10/1/26 (FSA Insured)	500,000	572,210
5.25% 10/1/28 (FSA Insured)	1,600,000	1,821,408
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,484,138
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,377,840
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	438,768
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	774,648
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,093,650
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,038,673
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	582,610
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	110,000	123,553
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,181,510
5.25% 12/1/22	1,500,000	1,724,580
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	225,369

TOTAL ARIZONA		18,378,914

California - 15.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,864,320
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	4,390,046
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	3,800,000	4,031,306
Series 2007, 5.625% 5/1/20	20,000	20,079
5% 11/1/24	2,400,000	2,622,072
5% 9/1/27	1,410,000	1,477,130
5% 9/1/31	1,500,000	1,569,435
5% 9/1/32	1,600,000	1,673,184
5% 9/1/33	1,800,000	1,879,560
5% 9/1/35	580,000	604,807
5.25% 12/1/33	20,000	20,070
5.25% 4/1/35	2,200,000	2,525,138
5.25% 3/1/38	3,900,000	4,241,796
5.25% 11/1/40	700,000	804,328
5.5% 8/1/27	2,100,000	2,372,937
5.5% 8/1/29	2,800,000	3,162,152
5.5% 8/1/30	2,000,000	2,255,520
5.5% 3/1/40	1,000,000	1,156,920
5.6% 3/1/36	400,000	466,612
6% 3/1/33	4,250,000	5,110,795
6% 4/1/38	5,300,000	6,161,621
6% 11/1/39	11,700,000	13,885,911
6.5% 4/1/33	3,850,000	4,573,030
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	2,000,000	2,283,980
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,048,801
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	29,303
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,614,003
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,453,760
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,945,325
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,810,784
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,751,424
5% 11/1/21	1,760,000	1,926,162
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,010,530
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,066,790
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,986,161
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,613,254
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,102,525
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	774,514
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,776,960
Series 2009 G1, 5.75% 10/1/30	600,000	699,180
Series 2009 I:
6.125% 11/1/29	400,000	474,968
6.375% 11/1/34	1,000,000	1,194,460
Series 2010 A, 5.75% 3/1/30	1,000,000	1,171,170
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,960,932
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,103,830
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,303,315
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,151,800
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,667,532
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	890,000	1,027,825
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,110,000	1,303,107
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,112,460
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,074,670
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,872,500
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,064,345
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	492,720
Series B, 0% 8/1/39	3,700,000	1,251,562
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,126,480
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	513,752
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,580,292
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,120,740
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,548,766
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,683,963
Series 2008 E:
0% 7/1/47 (a)	1,300,000	644,384
0% 7/1/49	4,600,000	983,572
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (c)	2,200,000	2,389,508
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,100,000	1,273,162
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,900,000	443,593
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	914,930
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	90,288
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,842,745
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	897,660
Univ. of California Revs. Series O:
5.25% 5/15/39	420,000	472,353
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	80,000	92,218
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,135,350
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,161,470
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,172,248
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	788,907
Series 2012, 5% 8/1/26	2,000,000	2,324,360

TOTAL CALIFORNIA		153,190,162

Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,104,732
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,177,569
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,198,760
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,317,105
Series 2010 A, 0% 9/1/41	2,000,000	659,620
Series 2010 C, 5.25% 9/1/25	1,000,000	1,130,220

TOTAL COLORADO		7,588,006

Connecticut - 0.3%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,397,972
District Of Columbia - 1.1%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,860,000	2,254,060
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	538,525
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,165,060
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,403,602
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,248,750
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,973,160

TOTAL DISTRICT OF COLUMBIA		10,583,157

Florida - 11.2%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,081,450
Series 2015 C, 5% 7/1/26	750,000	889,005
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,680
Series 2012 A, 5% 7/1/24	4,400,000	5,078,524
Series 2015 A:
5% 7/1/24	325,000	384,378
5% 7/1/26	1,200,000	1,411,068
5% 7/1/27	1,000,000	1,168,400
Series 2015 B, 5% 7/1/24	815,000	966,028
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,700,025
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/17 (FSA Insured)	1,000,000	1,072,410
Series 2011 A1, 5% 6/1/20	1,000,000	1,147,640
Series 2012 A1, 5% 6/1/21	1,500,000	1,737,180
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	3,001,344
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/28 (d)	2,060,000	2,379,403
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	866,400
Series A, 5.5% 6/1/38	400,000	445,868
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,112,480
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,068,090
Series 2015 C, 5% 10/1/40	1,000,000	1,048,660
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	689,226
Series 2009 A, 6.25% 10/1/31	500,000	593,765
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	210,189
5% 6/1/24	275,000	314,592
5% 6/1/26	250,000	278,948
5% 6/1/46	425,000	444,444
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	70,951
Series 2006 G, 5.125% 11/15/18	965,000	1,020,623
Series 2008 B, 6% 11/15/37	2,000,000	2,315,680
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,052,311
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,397,919
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	934,596
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,272,030
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,160,000
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	677,496
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,050,000	1,194,627
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,651,605
5.5% 10/1/30	1,000,000	1,170,620
Series 2012 A:
5% 10/1/21 (c)	1,900,000	2,196,362
5% 10/1/22 (c)	1,000,000	1,156,460
5% 10/1/31 (c)	1,500,000	1,627,425
Series 2014 A:
5% 10/1/28 (c)	1,000,000	1,122,420
5% 10/1/36 (c)	3,000,000	3,259,110
5% 10/1/37	1,825,000	2,028,707
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	881,258
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	300,000	325,557
Series 2014 B, 5% 7/1/28	1,000,000	1,145,170
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,210,040
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	902,304
5% 5/1/29	4,075,000	4,629,608
Series 2015 B:
5% 5/1/27	4,650,000	5,379,120
5% 5/1/28	2,530,000	2,906,059
Series 2016 A, 5% 5/1/30 (d)	3,620,000	4,034,381
Series 2016 B, 5% 8/1/26 (d)	1,595,000	1,826,243
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	326,232
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,765,600
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	661,098
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,720,755
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,128,756
Series 2012 A, 5% 10/1/42	2,350,000	2,453,894
Series 2012 B, 5% 10/1/42	1,000,000	1,044,210
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,500,000	1,727,895
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	589,230
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	546,295
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,342,560
5% 8/1/25	800,000	957,056
Series 2015 D:
5% 8/1/28	680,000	789,623
5% 8/1/29	2,330,000	2,683,997
5% 8/1/30	2,405,000	2,752,691
5% 8/1/31	2,415,000	2,742,136
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,578,472
Tallahassee Health Facilities Rev. Series 2015 A:
4% 12/1/35	600,000	574,170
5% 12/1/40	300,000	313,968
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	471,188
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	395,556

TOTAL FLORIDA		111,281,261

Georgia - 3.0%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	3,000,000	3,594,720
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	3,500,000	4,229,890
5% 11/1/28	1,000,000	1,179,810
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	1,400,000	1,421,630
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	979,726
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,603,188
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,545,586
6.125% 9/1/40	1,605,000	1,744,009
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,636,628
Series GG, 5% 1/1/23	800,000	950,488
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,086,603
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,832,925
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	1,300,000	1,373,788
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/30	800,000	875,768
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,878,174
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,044,581

TOTAL GEORGIA		29,977,514

Idaho - 0.7%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,608,883
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,374,600
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	468,016
Series 2015 ID, 5.5% 12/1/26	1,540,000	1,877,091
5% 12/1/24	1,000,000	1,194,770

TOTAL IDAHO		6,523,360

Illinois - 20.4%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,243,970
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	880,430
Series 2009 D, 4% 12/1/16 (Assured Guaranty Corp. Insured)	235,000	240,788
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	6,052,848
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,074,148
Series 2008 A, 5.25% 1/1/21	1,160,000	1,183,281
Series 2008 C, 5% 1/1/34	300,000	276,879
Series 2009 A, 5% 1/1/22	600,000	608,016
Series 2012 A:
5% 1/1/33	875,000	820,750
5% 1/1/34	455,000	419,933
Series 2012 C, 5% 1/1/23	770,000	776,684
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	14,261
5% 1/1/34	2,000,000	1,845,860
5% 1/1/35	1,650,000	1,517,175
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/28 (c)	4,200,000	4,600,722
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,170
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,405,000	1,467,101
Series 2011 C, 6.5% 1/1/41	2,335,000	2,778,417
Series 2013 D, 5% 1/1/27	2,200,000	2,501,136
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,348,789
Series 2013 A:
5.5% 1/1/33	500,000	541,560
5.75% 1/1/38	1,000,000	1,087,360
Series 2014 C, 5% 1/1/25	1,740,000	1,895,504
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,317,900
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,435,056
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	701,069
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	424,440
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,121,770
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,810
Series 2010 A, 5.25% 11/15/33	3,250,000	3,372,428
Series 2012 C:
5% 11/15/24	1,700,000	1,828,554
5% 11/15/25 (FSA Insured)	2,600,000	2,810,340
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006, 5.5% 5/1/23	985,000	1,017,682
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,783,584
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,171,340
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,344,564
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,416,311
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,485,000	1,603,058
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,723,834
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,111,690
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,664,885
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,762,650
5.375% 5/15/30	1,110,000	1,260,871
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,036,150
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,796,010
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,445,000	1,730,156
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,287,501
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	378,413
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,230,416
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,138,000
Series 2008 A:
5.625% 1/1/37	5,115,000	5,480,825
6.25% 2/1/33 (AMBAC Insured)	150,000	165,557
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,330,000	1,589,523
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	80,000	97,482
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	2,850,000	3,486,719
Series 2010 A:
5.5% 8/15/24	545,000	610,117
5.75% 8/15/29	360,000	398,405
Series 2010, 5.25% 8/15/36	1,510,000	1,589,471
Series 2012 A:
5% 5/15/20	500,000	568,990
5% 5/15/23	300,000	343,062
Series 2012:
4% 9/1/32	1,315,000	1,222,345
5% 9/1/32	1,900,000	2,024,412
5% 9/1/38	2,300,000	2,421,578
5% 11/15/43	820,000	868,101
Series 2013:
5% 11/15/24	500,000	576,930
5% 11/15/27	100,000	113,685
5% 5/15/43	1,700,000	1,779,390
5% 11/15/21	600,000	698,748
5% 8/15/35	735,000	777,770
5% 8/15/44	4,700,000	4,891,760
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,140
Series 2006:
5% 1/1/19	1,000,000	1,073,660
5.5% 1/1/31	1,000,000	1,119,700
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	536,055
5% 1/1/23 (FSA Insured)	1,300,000	1,373,489
Series 2012 A, 5% 1/1/33	800,000	816,656
Series 2012:
5% 8/1/19	465,000	502,809
5% 8/1/21	400,000	432,836
5% 3/1/23	1,000,000	1,069,780
5% 8/1/23	700,000	756,406
5% 3/1/36	1,000,000	1,012,250
Series 2013, 5% 1/1/22	2,175,000	2,287,100
Series 2014:
5% 2/1/22	1,000,000	1,080,970
5.25% 2/1/29	1,600,000	1,683,888
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,172,460
5.25% 5/15/32 (FSA Insured)	360,000	391,043
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/26	17,545,000	20,554,299
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2015 A, 5% 1/1/40	2,300,000	2,546,008
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,797,820
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	873,931
0% 12/1/17 (Escrowed to Maturity)	95,000	92,696
6.5% 1/1/20 (AMBAC Insured)	385,000	465,665
6.5% 1/1/20 (Escrowed to Maturity)	650,000	791,765
6.5% 1/1/20 (Escrowed to Maturity)	65,000	79,177
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	233,115
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	753,686
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,571,487
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	596,144
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,463,322
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	786,410
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,101,689
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	403,142
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,385,804
0% 6/15/44 (FSA Insured)	4,700,000	1,155,777
0% 6/15/45 (FSA Insured)	2,600,000	607,256
0% 6/15/47 (FSA Insured)	2,040,000	428,237
Series 2012 B, 0% 12/15/51	2,900,000	468,959
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,037,540
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,237,160
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,857,384
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,087,950
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/18	425,000	462,970
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	575,000	627,279
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,435,104
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,940,000	3,421,572
Series 2010 A:
5% 4/1/25	1,000,000	1,128,900
5.25% 4/1/30	1,000,000	1,138,510
Series 2013:
6% 10/1/42	900,000	1,036,323
6.25% 10/1/38	900,000	1,025,568
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	275,000	273,405
0% 11/1/16 (FSA Insured)	825,000	814,267
0% 11/1/19 (Escrowed to Maturity)	790,000	748,091
0% 11/1/19 (FSA Insured)	5,085,000	4,665,793

TOTAL ILLINOIS		202,889,581

Indiana - 3.1%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,499,607
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,113,320
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,225,660
Series 2012:
5% 3/1/30	675,000	743,965
5% 3/1/41	1,290,000	1,379,242
Series 2015 A, 5.25% 2/1/32	1,040,000	1,204,663
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	468,568
Series 2015 A:
5% 10/1/28	1,000,000	1,162,520
5% 10/1/45	4,340,000	4,802,991
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	981,100
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,970
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,623,338
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,188,672
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	751,608
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,155,899

TOTAL INDIANA		30,357,123

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,357,584
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,178,882
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/15	335,000	339,610
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	870,000	845,901
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	328,947
5% 11/15/17 (Escrowed to Maturity)	500,000	548,015
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,219,451

TOTAL KANSAS		6,460,806

Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,119,310
Series 2015 A:
4.5% 6/1/46 (d)	520,000	513,562
5.25% 6/1/50 (d)	3,165,000	3,346,070
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,082,530
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	573,830
5.75% 10/1/38	1,355,000	1,582,179

TOTAL KENTUCKY		8,217,481

Louisiana - 1.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	1,250,000	1,431,438
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	482,916
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,710,096
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,070,860
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B, 5% 1/1/30 (c)	1,000,000	1,112,520
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (c)	1,570,000	1,690,764
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,015,100
Series 2012, 5% 12/1/23	2,250,000	2,602,980
0% 9/1/15 (AMBAC Insured)	700,000	699,335
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,373,388

TOTAL LOUISIANA		13,189,397

Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,224,762
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	761,911

TOTAL MAINE		1,986,673

Maryland - 1.0%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	360,744
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	214,458
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,071,358
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,106,520
Series 2010, 5.125% 7/1/39	900,000	980,361
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18 (Escrowed to Maturity)	375,000	397,943
6% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	2,800,000	3,144,036
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	1,000,000	1,115,240
Series 2010, 5.625% 7/1/30	500,000	535,615
Series 2015, 5% 7/1/40	1,000,000	1,066,750

TOTAL MARYLAND		9,993,025

Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,606,136
Series 2011 I, 6.75% 1/1/36	1,000,000	1,158,230
Series 2015 D, 5% 7/1/44	890,000	936,850
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,077,180

TOTAL MASSACHUSETTS		4,778,396

Michigan - 2.4%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	541,305
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,822,064
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,110,100
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	580,080
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,216,204
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/30 (d)	5,000,000	5,731,000
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,150,000	1,126,023
5% 6/1/21	350,000	391,290
5% 6/1/27	500,000	544,510
5% 6/1/39	1,100,000	1,161,017
Series 2012, 5% 11/15/42	2,175,000	2,336,603
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,128,910
Series 2008 A1:
6.5% 12/1/33	515,000	592,883
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,985,000	2,338,687
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	730,260
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,003,370

TOTAL MICHIGAN		23,354,306

Minnesota - 0.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,672,796
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,124,410
Minnesota Gen. Oblig.:
5% 8/1/22	1,075,000	1,163,021
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	27,099
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,120,515
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,600,000	1,874,256

TOTAL MINNESOTA		6,982,097

Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.689% 12/1/17 (b)	1,100,000	1,081,619
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	740,000	810,470
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,331,685

TOTAL NEBRASKA		3,223,774

Nevada - 0.5%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,141,310
5.625% 7/1/32 (Pre-Refunded to 7/1/18 @ 100)	3,000,000	3,375,150

TOTAL NEVADA		4,516,460

New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,830,000	2,034,393
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,163,272
Series 2012:
4% 7/1/32	400,000	391,320
5% 7/1/27	500,000	544,680

TOTAL NEW HAMPSHIRE		4,133,665

New Jersey - 2.9%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,068,240
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,082,870
Series 2013 NN, 5% 3/1/27	11,810,000	12,432,741
Series 2013:
5% 3/1/23	2,200,000	2,361,766
5% 3/1/24	3,000,000	3,196,260
5% 3/1/25	300,000	317,214
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	28,035
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,892,270
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	436,920
Series 2014 AA, 5% 6/15/23	5,250,000	5,663,333

TOTAL NEW JERSEY		28,479,649

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,287,340
New York - 8.0%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,080,025
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	75,000	75,293
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,680,570
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,198,600
Series 2009 I1, 5.625% 4/1/29	600,000	692,340
Series 2012 A1, 5% 8/1/24	1,300,000	1,523,899
Series 2012 E, 5% 8/1/24	5,000,000	5,845,550
Series 2012 G1, 5% 4/1/25	2,500,000	2,919,325
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	658,416
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	2,300,000	2,574,091
Series 2009 CC, 5% 6/15/34	2,100,000	2,309,391
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,444,840
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,674,080
Series 2013 CC, 5% 6/15/47	4,000,000	4,423,560
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,128,370
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,815,350
5.25% 1/15/39	1,000,000	1,119,340
Series 2009 S4:
5.5% 1/15/39	850,000	967,708
5.75% 1/15/39	1,600,000	1,834,976
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,551,824
Series 2008 B, 5.75% 3/15/36	3,400,000	3,911,190
5% 2/15/34	1,100,000	1,233,012
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	95,000	101,345
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,654,400
Series 2009 B, 5% 11/15/34	1,200,000	1,365,348
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,211,258
Series 2008 A, 5.25% 11/15/36	3,700,000	4,007,729
Series 2008 C, 6.5% 11/15/28	1,000,000	1,174,770
Series 2010 D, 5.25% 11/15/40	1,400,000	1,576,652
Series 2012 D, 5% 11/15/25	4,600,000	5,390,786
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21 (Pre-Refunded to 4/1/17 @ 100)	1,100,000	1,180,740
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,223,730
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	1,970,851
5% 6/1/21	800,000	829,768
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,165,420

TOTAL NEW YORK		79,514,547

North Carolina - 0.9%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (c)	1,000,000	1,143,130
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	858,528
5% 11/1/30 (FSA Insured)	1,275,000	1,410,418
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	2,200,000	2,489,146
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,796,128
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,108,380

TOTAL NORTH CAROLINA		8,805,730

North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	799,643
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,503,136
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,245,296

TOTAL NORTH DAKOTA		4,548,075

Ohio - 1.4%
American Muni. Pwr., Inc. Rev. (Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,287,660
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	827,336
5% 6/1/17	925,000	990,065
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	757,475
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38 (Pre-Refunded to 8/15/38 @ 100)	1,000,000	1,106,530
Series 2015, 5% 8/15/29 (d)	400,000	446,068
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,473,300
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,037,640
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	431,004
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	766,064
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,500,000	1,548,495
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,566,460

TOTAL OHIO		14,238,097

Oklahoma - 1.0%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	800,002
5% 10/1/39	150,000	165,441
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,865,000	3,243,954
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,923,781
Series 2012, 5% 2/15/21	400,000	463,180
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,458,338
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,592,925

TOTAL OKLAHOMA		9,647,621

Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,162,980
Pennsylvania - 2.0%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,240,822
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	582,810
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	453,548
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	948,944
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	687,048
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	1,944,611
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/25	1,045,000	1,159,062
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	2,780,000	3,198,557
Series 2015, 5% 3/15/33	850,000	962,166
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,714,184
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,615
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,360
Ninth Series, 5.25% 8/1/40	800,000	877,384
Philadelphia School District 5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	10,000	10,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,241,000

TOTAL PENNSYLVANIA		19,672,111

South Carolina - 4.6%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,093,270
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,608,348
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,583,834
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,015,660
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,542,750
Series 2012 B, 5% 12/1/20	2,500,000	2,920,825
Series 2013 E, 5.5% 12/1/53	6,100,000	6,815,164
Series 2014 A:
5% 12/1/49	3,640,000	3,933,457
5.5% 12/1/54	2,500,000	2,796,025
Series 2014 C, 5% 12/1/46	700,000	761,943
Series 2015 A, 5% 12/1/50	7,245,000	7,858,941
Series 2015 C, 5% 12/1/19 (d)	8,000,000	9,036,880
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,107,634

TOTAL SOUTH CAROLINA		46,074,731

Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/15	1,500,000	1,521,435
5% 12/15/16	1,500,000	1,572,525
Jackson Hosp. Rev.:
5.75% 4/1/41	270,000	295,169
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	730,000	817,972
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,846,497
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (c)	1,600,000	1,834,640
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	400,000	413,412

TOTAL TENNESSEE		8,301,650

Texas - 8.6%
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (c)	500,000	567,430
5% 11/15/39 (c)	1,700,000	1,851,215
5% 11/15/44 (c)	2,690,000	2,907,460
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,133,770
Comal Independent School District Series 2008A, 5.25% 2/1/23	2,240,000	2,476,365
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,866,848
5.25% 7/15/18 (FSA Insured)	1,000,000	1,085,070
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/24	1,000,000	1,052,810
Series 2012 D, 5% 11/1/42 (c)	400,000	421,192
Series 2012 H, 5% 11/1/42 (c)	1,000,000	1,052,980
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	341,931
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,365,756
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	239,158
5.25% 10/1/51	8,500,000	9,489,570
5.5% 4/1/53	1,000,000	1,091,820
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,661,920
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	780,780
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (c)	1,250,000	1,415,425
Series 2012 A, 5% 7/1/23 (c)	600,000	685,986
Lewisville Independent School District 0% 8/15/19	2,340,000	2,227,235
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/26 (c)(d)	1,000,000	1,161,260
5% 11/1/28 (c)(d)	1,325,000	1,515,018
Mansfield Independent School District 5.5% 2/15/17	25,000	25,096
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,319,626
Series 2009 A, 6.25% 1/1/39	1,800,000	2,076,318
Series 2011 A:
5.5% 9/1/41	2,300,000	2,662,595
6% 9/1/41	1,200,000	1,443,480
Series 2011 D, 5% 9/1/28	2,300,000	2,669,817
Series 2014 A, 5% 1/1/25	1,000,000	1,172,720
6% 1/1/24	230,000	255,054
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,770,000	1,989,746
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (c)	2,505,000	2,688,642
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,096,530
Series 2012, 5.25% 2/1/25	800,000	993,216
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,325,177
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,387,597
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	502,385
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	550,819
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	620,000	711,475
Texas Gen. Oblig.:
5% 4/1/25	725,000	798,994
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	82,988
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,785,042
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,429,956
Series 2013, 6.75% 6/30/43 (c)	2,400,000	2,932,968
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23 (Pre-Refunded to 4/1/17 @ 100)	1,500,000	1,608,030
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	600,000	643,212
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	810,000	868,336
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,735,472
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	410,000	435,707
4.75% 8/15/27	590,000	623,182
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,840,774
5.5% 2/15/37	2,100,000	2,294,418

TOTAL TEXAS		85,340,371

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	982,617
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,345,284

TOTAL UTAH		2,327,901

Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,861,976
Virginia - 0.4%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,366,825
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	1,000,000	1,150,250
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	568,235
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,107,750

TOTAL VIRGINIA		4,193,060

Washington - 2.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	986,270
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,193,040
King County Swr. Rev. Series 2009, 5.25% 1/1/42	1,000,000	1,110,300
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (c)	560,000	651,969
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,712,220
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,141,224
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,175,053
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,409,200
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,184,280
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,609,002
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,644,762
Series 2015, 5% 1/1/27	700,000	794,766

TOTAL WASHINGTON		19,612,086

West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,114,560
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,212,838

TOTAL WEST VIRGINIA		2,327,398

Wisconsin - 0.5%
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	510,000	491,737
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	563,660
5.75% 7/1/30	500,000	576,315
Series 2013 B, 5% 7/1/36	925,000	999,500
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,019,970
Series 2012:
5% 6/1/27	300,000	339,723
5% 6/1/39	490,000	525,324

TOTAL WISCONSIN		4,516,229

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,964,384
TOTAL MUNICIPAL BONDS
(Cost $945,220,649)		1,009,959,362

Municipal Notes - 0.1%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,580,485)	1,500,000	1,601,760
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $946,801,134)		1,011,561,122
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(18,147,598)
NET ASSETS - 100%		$993,413,524

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $946,371,525. Net unrealized appreciation aggregated $65,189,597, of which $70,167,353 related to appreciated investment securities and $4,977,756 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2015